IDENTIFIABLE INTANGIBLE ASSET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Estimated aggregate amortization of intangible assets
2017	$ 1,178
2018	1,273
2019	1,159
2020	1,081
2021	932
Product rights, at cost	18,180	$ 9,047
Finite Lived Trade Names Gross	625	212
Research and development in process gross	9,183	4,332
Intangible assets, gross, excluding goodwill	27,988	13,591
Product rights, accumulated amortization	6,460	5,876
Finite Lived Trade Names Accumulated Amortization	41	40
Intangible assets accumulated amortization	6,501	5,916
Products rights net	11,720	3,171
Trade Names Net	584	172
Research and development in process net	9,183	4,332
Intangible assets, net (excluding goodwill) total	21,487	7,675
Impairment of intangible assets Excluding Goodwill	589	265	$ 224
Amortization Of Intangible Assets	993	$ 838	$ 1,036
Revascor Cephalon [Member]
Estimated aggregate amortization of intangible assets
Research and development in process net	258
Cinquil Cephalon [Member]
Estimated aggregate amortization of intangible assets
Research and development in process net	126
Lama Laba Microdose [Member]
Estimated aggregate amortization of intangible assets
Research and development in process net	62
Labrys [Member]
Estimated aggregate amortization of intangible assets
Research and development in process net	444
Auspex [Member]
Estimated aggregate amortization of intangible assets
Research and development in process net	3,143
Immuneering [Member]
Estimated aggregate amortization of intangible assets
Research and development in process net	87
Microchips [Member]
Estimated aggregate amortization of intangible assets
Research and development in process net	61
TD Hydrocodone Cephalon [Member]
Estimated aggregate amortization of intangible assets
Research and development in process net	47
Actavis Generics [Member]
Estimated aggregate amortization of intangible assets
Research and development in process net	$ 4,964